Pacer Nasdaq International Patent Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
China - 9.3%
BYD Co. Ltd. - Class H	145	$5,080
Lenovo Group Ltd.	1,781	2,123
PetroChina Co. Ltd. - Class H	3,021	2,322
Ping An Insurance Group Co. of China Ltd. - Class H	965	5,400
Tencent Holdings Ltd.	957	49,276
Xiaomi Corp. - Class B (a)(b)	2,520	12,387
		76,588

Finland - 0.5%
Nokia OYJ	788	3,712

France - 9.7%
Arkema SA	12	959
Cie de Saint-Gobain SA	65	6,108
L'Oreal SA	60	22,314
Safran SA	51	12,692
Sanofi SA	149	16,137
Schneider Electric SE	66	16,800
Thales SA	28	4,534
		79,544

Germany - 9.9%
BASF SE	116	5,609
Bayer AG	137	3,075
Bayerische Motoren Werke AG	75	6,115
Evonik Industries AG	70	1,317
Infineon Technologies AG	169	5,620
Merck KGaA	18	2,734
SAP SE	133	37,047
Siemens AG	92	19,799
		81,316

Japan - 27.1%(c)
AGC, Inc.	34	985
Aisin Corp.	124	1,409
Asahi Kasei Corp.	207	1,409
Bridgestone Corp.	97	3,495
Canon, Inc.	173	5,596
Dai Nippon Printing Co. Ltd.	84	1,245
Daikin Industries Ltd.	39	4,619
Denso Corp.	379	5,272
Disco Corp.	15	4,327
ENEOS Holdings, Inc.	431	2,187
FANUC Corp.	136	4,085
Fuji Electric Co. Ltd.	23	1,103
FUJIFILM Holdings Corp.	168	3,732
Fujitsu Ltd.	270	5,254
Hitachi Ltd.	547	13,917
Honda Motor Co. Ltd.	681	6,492
JFE Holdings, Inc.	98	1,137
Kao Corp.	65	2,591
Komatsu Ltd.	129	3,939
Kyocera Corp.	216	2,250
Mitsubishi Chemical Group Corp.	229	1,173
Mitsubishi Electric Corp.	279	4,626
Mitsubishi Heavy Industries Ltd.	431	6,380
Murata Manufacturing Co. Ltd.	261	4,156
NEC Corp.	37	3,704
NIDEC CORP	165	2,861
Nippon Steel Corp.	148	3,081
Nippon Telegraph & Telephone Corp.	10,914	10,745
Nissan Motor Co. Ltd.	556	1,534
Nitto Denko Corp.	104	1,856
Olympus Corp.	166	2,533
Omron Corp.	32	1,061
Panasonic Holdings Corp.	337	3,470
Renesas Electronics Corp. (a)	256	3,479
SCREEN Holdings Co. Ltd.	16	1,127
Seiko Epson Corp.	59	1,071
Sekisui Chemical Co. Ltd.	68	1,131
Shin-Etsu Chemical Co. Ltd.	246	7,737
SoftBank Group Corp.	178	10,801
Sony Group Corp.	731	16,214
Sumitomo Electric Industries Ltd.	113	2,122
Takeda Pharmaceutical Co. Ltd.	206	5,591
TDK Corp.	265	3,227
Terumo Corp.	200	3,779
Tokyo Electron Ltd.	58	9,799
TOPPAN Holdings, Inc.	48	1,352
Toray Industries, Inc.	242	1,684
Toyota Motor Corp.	1,722	33,014
		224,352

Netherlands - 6.3%
Airbus Group SE	93	16,123
ASML Holding NV	43	32,238
Koninklijke Philips NV (a)	128	3,543
		51,904

South Korea - 6.4%
Hyundai Motor Co.	28	3,969
Kia Corp.	54	3,791
LG Chem Ltd. (a)	10	1,635
LG Corp. (a)	24	1,237
LG Electronics, Inc.	24	1,391
POSCO Holdings, Inc.	12	2,151
Samsung Electro-Mechanics Co. Ltd.	12	1,108
Samsung Electronics Co. Ltd.	660	23,801
Samsung SDI Co. Ltd.	10	1,528
SK Hynix, Inc.	89	12,202
		52,813

Sweden - 0.4%
Telefonaktiebolaget LM Ericsson - Class B	424	3,207

Switzerland - 11.0%
ABB Ltd.	221	12,121
Nestle SA	290	24,671
Novartis AG	242	25,397
Roche Holding AG	79	24,808
STMicroelectronics NV	125	2,830
Swatch Group AG	5	931
		90,758

Taiwan - 13.6%
AUO Corp.	1,253	542
Delta Electronics, Inc.	348	4,652
Hon Hai Precision Industry Co. Ltd.	1,687	9,278
MediaTek, Inc.	201	8,997
Taiwan Semiconductor Manufacturing Co. Ltd.	2,551	88,468
		111,937

United Kingdom - 5.3%
AstraZeneca PLC	173	24,333
British American Tobacco PLC	269	10,663
GSK PLC	513	8,937
		43,933
TOTAL COMMON STOCKS (Cost $798,639)		820,064

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA, 0.00%	25	2,184
Porsche Automobil Holding SE, 0.00%	24	951
TOTAL PREFERRED STOCKS (Cost $3,286)		3,135

TOTAL INVESTMENTS - 99.9% (Cost $801,925)		823,199
Other Assets in Excess of Liabilities - 0.1% (e)		936
TOTAL NET ASSETS - 100.0%		$824,135
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $12,387 or 1.5% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Nasdaq International Patent Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$820,064	$–	$–	$820,064
Preferred Stocks	3,135	–	–	3,135
Total Investments	$823,199	$–	$–	$823,199

Refer to the Schedule of Investments for further disaggregation of investment categories.